Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share
Result attributable to owners of the Company	€ (28,119)	€ (64,424)	€ (60,740)
Weighted average number of shares outstanding	81,011,438	71,641,305	64,182,492
Basic earnings (loss) per share	€ (0.35)	€ (0.90)	€ (0.95)
Diluted earnings (loss) per share	€ (0.35)	€ (0.90)	€ (0.95)